Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000006154 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[1]
C000006154 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[1]
C000006154 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[1]
C000006154 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000006154 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000006154 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000006154 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000006154 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000006154 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000006154 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000006154 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[2]
C000006154 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[2]
C000006154 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000006154 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[2]
C000006154 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[2]
C000006154 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[2]
C000006154 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%	[2]
C000006154 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000006154 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[2]
C000006154 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)	[2]
C000006151 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[3]
C000006151 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[3]
C000006151 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[3]
C000006151 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[3]
C000006151 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000006151 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000006151 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000006151 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000006151 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000006151 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000006151 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[4]
C000006151 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[4]
C000006151 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000006151 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[4]
C000006151 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[4]
C000006151 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[4]
C000006151 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%	[4]
C000006151 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000006151 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[4]
C000006151 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)	[4]
C000006153 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[5]
C000006153 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[5]
C000006153 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[5]
C000006153 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[5]
C000006153 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000006153 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000006153 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000006153 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000006153 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000006153 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000006153 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[6]
C000006153 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[6]
C000006153 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000006153 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[6]
C000006153 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[6]
C000006153 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[6]
C000006153 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%	[6]
C000006153 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000006153 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[6]
C000006153 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)	[6]
C000213874 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[7]
C000213874 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[7]
C000213874 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[7]
C000213874 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[7]
C000213874 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000213874 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000213874 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[7]
C000213874 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000213874 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000213874 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000213874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[8]
C000213874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[8]
C000213874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8]
C000213874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[8]
C000213874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[8]
C000213874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[8]
C000213874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%	[8]
C000213874 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000213874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[8]
C000213874 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)	[8]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.